Debt - Narrative (Details) - Unsecured debt - USD ($)			1 Months Ended
	Apr. 04, 2023	Mar. 22, 2023	Apr. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	May 31, 2023
Debt Instrument [Line Items]
Debt instrument, repurchased face amount			$ 15,900,000	$ 4,500,000
Debt instrument, repurchased face amount as a percentage of consideration (in percentage)			100.40%	99.75%
Debt partially redeemed			$ 16,500,000	$ 4,600,000
Debt instrument, increase, accrued interest	$ 500,000	$ 100,000
Gain (loss) on repurchase of debt instrument			$ 300,000	$ 44,400
Debt instrument, amendment, free liquid assets						$ 100,000,000
Debt instrument, amendment, free liquid assets, percentage of commission					3.75%
Debt instrument, amendment, commission fee						$ 5,200,000